Subsequent Events	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Subsequent Events

22. Subsequent Events

Subsequent to June 30, 2023, the Company granted 250,000 RSU’s to the CFO of the Company. The RSU’s vested immediately.

Subsequent to June 30, 2023, the Company issued common shares pursuant to the following:

●	1,816,773 common shares relating to the vesting of RSUs;
●	250,000 common shares to settle outstanding debt of $75,000 CAD;
●	500,000 common shares pursuant to the exercise of 500,000 options with an exercise price of $ $0.44 CAD (approximately US$0.33);
●	300,000 common shares pursuant to the exercise of 300,000 options with an exercise price of $0.15 CAD (approximately US$0.11);
●	350,000 common shares pursuant to the exercise of 350,000 options with an exercise price of $0.16 CAD (approximately US$0.12); and
●	500,000 common shares to settle an obligation to issue shares of $166,244 existing at June 30, 2023 relating to the exercise of 500,000 options.